ACCOUNTING STANDARDS AND BASIS OF PREPARATION - Subsidiaries (Details)	1 Months Ended		12 Months Ended
	Sep. 30, 2018	Aug. 31, 2018	Jun. 30, 2019	Jun. 30, 2018
Bioceres SA | Semya S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Percentage of voting equity interests acquired			50.00%
RASA Holding, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%	100.00%
Rizobacter Argentina
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			80.00%	60.00%
Rizobacter do Brasil Ltda.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			79.99%	59.99%
Rizobacter del Paraguay S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			79.92%	59.94%
Rizobacter Uruguay
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			80.00%	60.00%
Rizobacter South Africa
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			76.00%	57.00%
Comer Agrop Rizobacter de Bolivia S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			79.96%	59.97%
Rizobacter USA, LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			80.00%	60.00%
Rizobacter India Private Ltd.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			80.00%	59.99%
Rizobacter Colombia SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			80.00%	60.00%
Indrasa Biotecnologia S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			31.50%	52.91%
Rizobacter France SAS
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			80.00%	60.00%
Semya S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%	50.00%
BCS Holding LLC
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%
Bioceres Semillas
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary			100.00%	8639.00%
Rizobacter Argentina S.A | Indrasa Biotecnologia S.A.
DETAILS OF PRINCIPAL SUBSIDIARIES NOW COMPRISING THE GROUP
Proportion of ownership interest in subsidiary	35.00%	52.50%